Research and development costs	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Research and development costs

5.	Research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Research and development expenditures expensed	€2,932	€3,300	€3,233
Amortization of capitalized development expenditures	2,149	2,193	1,889
Impairment and write-off of capitalized development expenditures	703	126	78
Total Research and development costs	€5,784	€5,619	€5,200
Refer to Note 2, Basis of preparation - Critical judgements and use of estimates - Recoverability of non-current assets with definite useful lives for additional information on the impairment and write-off of capitalized development expenditures during the years ended December 31, 2024, 2023 and 2022.
Refer to Note 10, Other intangible assets, for additional information on capitalized development expenditures.